OTHER INCOME, NET (Schedule of Other Income Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income, net [Abstract]
Unwinding of trade receivables	₪ 20	₪ 21	₪ 23
Other income, net	8	9	5
Other income, net	₪ 28	₪ 30	₪ 28